Interest-Bearing Loans and Borrowings - Summary of Series of Bonds (Detail) - USD ($) $ in Millions			12 Months Ended
	Jan. 24, 2011	Jan. 06, 2010	Dec. 31, 2019
Disclosure of detailed information about borrowings [line items]
Maturity date	15 February 2021	2040
Anheuser-Busch InBev 4.150% [member]
Disclosure of detailed information about borrowings [line items]
Issue date			23 Jan 2019
Aggregate principal amount			$ 2,500
Currency			USD
Interest rate			4.15%
Maturity date			23 Jan 2025
Name of issuer			ABIWW
Anheuser-Busch InBev 4.750% [member]
Disclosure of detailed information about borrowings [line items]
Issue date			23 Jan 2019
Aggregate principal amount			$ 4,250
Currency			USD
Interest rate			4.75%
Maturity date			23 Jan 2029
Name of issuer			ABIWW
Anheuser-Busch InBev 4.900% [member]
Disclosure of detailed information about borrowings [line items]
Issue date			23 Jan 2019
Aggregate principal amount			$ 750
Currency			USD
Interest rate			4.90%
Maturity date			23 Jan 2031
Name of issuer			ABIWW
Anheuser-Busch InBev 5.450% [member]
Disclosure of detailed information about borrowings [line items]
Issue date			23 Jan 2019
Aggregate principal amount			$ 2,000
Currency			USD
Interest rate			5.45%
Maturity date			23 Jan 2039
Name of issuer			ABIWW
Anheuser-Busch InBev 5.550% [member]
Disclosure of detailed information about borrowings [line items]
Issue date			23 Jan 2019
Aggregate principal amount			$ 4,000
Currency			USD
Interest rate			5.55%
Maturity date			23 Jan 2049
Name of issuer			ABIWW
Anheuser-Busch InBev 5.800% [member]
Disclosure of detailed information about borrowings [line items]
Issue date			23 Jan 2019
Aggregate principal amount			$ 2,000
Currency			USD
Interest rate			5.80%
Maturity date			23 Jan 2059
Name of issuer			ABIWW
Anheuser-Busch InBev 1.125% [member]
Disclosure of detailed information about borrowings [line items]
Issue date			29 Mar 2019
Aggregate principal amount			$ 1,250
Currency			EUR
Interest rate			1.125%
Maturity date			1 Jul 2027
Name of issuer			ABISA
Anheuser-Busch InBev 1.650% [member]
Disclosure of detailed information about borrowings [line items]
Issue date			29 Mar 2019
Aggregate principal amount			$ 1,000
Currency			EUR
Interest rate			1.65%
Maturity date			28 Mar 2031
Name of issuer			ABISA